Private Placement and JH Darbie Financing (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Private Placement And Jh Darbie Financing
Schedule of Funds Received Under the Subscription Agreement

As March 31, 2021 funds received under the JH Darbie Financing, net of debt discount, consist of the following amounts:

March 31, 2021
Convertible promissory notes
Subscription agreements - accredited investors	$1,520,720
Subscription agreements – related party	85,664
Total convertible promissory notes	$1,606,384

As of December 31, 2020, funds received under the JH Darbie Financing, net of debt discount, consist of the following amounts:

December 31, 2020
Convertible promissory notes
Subscription agreements - accredited investors	$943,586
Subscription agreements – related party	67,992
Total convertible promissory notes	$1,011,578

Schedule of Fair Value Warrants Estimated Using Black Scholes Valuation Model

The fair value of the warrants was estimated using a Black Scholes valuation models using the following input values:

Expected Term	1.5 years
Expected volatility	152.3%-164.8%
Risk-free interest rates	0.09%-0.11%
Dividend yields	0.00%

The fair value of the warrants was estimated using a Black Scholes valuation models using the following input values.

Expected Term	1.5 years
Expected volatility	168.5%-191.9%
Risk-free interest rates	0.12%-0.15%
Dividend yields	0.00%

The fair value of the warrants was estimated using a Black Scholes valuation models using the following input values

Expected Term	1.5 years
Expected volatility	168.5%-191.9%
Risk-free interest rates	0.12%-0.15%
Dividend yields	0.00%